                                                                                                            March 3, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street N.E.

Washington, DC 20549

RE:      The Dreyfus Fund Incorporated

1933 Act File No.: 2-09455

1940 Act File No.: 811-00523

CIK No.: 0000030146

Dear Sir or Madam:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended December 31, 2015.

            Please direct any questions or comments to the attention of the undersigned at 212-922-4296.

                                                                                                            Very truly yours,

                                                                                                            /s/ Enrique Urueta

                                                                                                            Enrique Urueta

                                                                                                            Paralegal

EU/

Enclosures